Note 21 Deposits from credit institutions (Details) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 38,891	€ 26,935
SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		5,246	2,709
MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,330	1,587
TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		565	672
South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,344	3,095
Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		23,929	8,226
Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		4,478	10,645
Demand Deposits [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		7,314	11,434
Demand Deposits [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,776	1,215
Demand Deposits [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		640	855
Demand Deposits [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		16	10
Demand Deposits [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		741	844
Demand Deposits [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		3,197	3,613
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		944	4,897
Time deposits and other [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	12,875	11,787
Time deposits and other [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	2,410	1,429
Time deposits and other [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	690	732
Time deposits and other [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	475	633
Time deposits and other [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	2,545	2,251
Time deposits and other [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	3,221	2,944
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	3,534	3,797
Repurchase Agreements [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		18,703	3,714
Repurchase Agreements [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,060	67
Repurchase Agreements [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0
Repurchase Agreements [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		73	29
Repurchase Agreements [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		58	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		17,511	1,669
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 0	€ 1,949

[1]	(1) Subordinated deposits are included amounting to €34 million and €24 million as of June 30, 2023 and December 31, 2022, respectively